Assets and Liabilities Recorded Based upon their Estimated Fair Values at the Date of Acquisition (Detail) (SANYO Electric Co., Ltd., JPY ¥) In Millions	Mar. 31, 2008
SANYO Electric Co., Ltd.
Business Acquisition [Line Items]
Cash and deposits	¥ 11,037
Accounts receivable	17,617
Inventory	12,731
Other current assets	7,564
Total current assets	48,949
Property, plant and equipment	16,601
Intangible assets	13,783
Other non-current assets	1,493
Total non-current assets	31,877
Total assets	80,826
Accounts payable	41,877
Other current liabilities	6,176
Total current liabilities	48,053
Non-current liabilities	3,538
Total liabilities	51,591
Total identified assets and liabilities	29,235
Purchase price	47,691
Goodwill	¥ 18,456